LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–93.89%
Australia–0.04%
Pro Medicus Ltd.	1,741	$355,156
		355,156
Canada–2.06%
†Celestica, Inc.	5,976	1,472,367
Constellation Software, Inc.	225	610,797
†Descartes Systems Group, Inc.	1,391	131,074
†Lumine Group, Inc.	1,769	52,166
Manulife Financial Corp.	230,200	7,172,143
Royal Bank of Canada	48,700	7,177,800
†Shopify, Inc. Class A	17,310	2,571,686
		19,188,033
Cayman Islands–0.00%
†Bullish	100	6,361
		6,361
China–0.19%
Tencent Holdings Ltd.	20,701	1,763,666
		1,763,666
Denmark–0.61%
†Ascendis Pharma AS ADR	2,082	413,922
Novo Nordisk AS Class B	96,291	5,219,634
		5,633,556
France–4.26%
Airbus SE	8,707	2,017,913
BNP Paribas SA	140,732	12,776,965
Capgemini SE	11,016	1,597,914
Danone SA	16,687	1,452,897
Kering SA	2,795	927,180
LVMH Moet Hennessy Louis Vuitton SE	10,161	6,209,320
Sanofi SA	45,284	4,176,167
Veolia Environnement SA	157,032	5,342,855
Vinci SA	36,502	5,054,771
		39,555,982
Germany–3.37%
BASF SE	31,250	1,555,250
Daimler Truck Holding AG	131,206	5,394,568
Deutsche Bank AG	44,403	1,561,335
Deutsche Telekom AG	48,450	1,650,169
Fresenius Medical Care AG	95,885	5,027,548
Fresenius SE & Co. KGaA	29,594	1,646,906
Infineon Technologies AG	199,037	7,758,160
SAP SE	21,396	5,724,845
Scout24 SE	350	43,804
Siemens AG	3,508	943,976
		31,306,561
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong–0.87%
AIA Group Ltd.	642,000	$6,158,521
Prudential PLC	139,958	1,959,468
		8,117,989
India–0.57%
HDFC Bank Ltd. ADR	155,536	5,313,110
		5,313,110
Ireland–2.58%
Accenture PLC Class A	18,600	4,586,760
AerCap Holdings NV	15,371	1,859,891
†Aptiv PLC	20,792	1,792,686
Medtronic PLC	94,205	8,972,084
Smurfit WestRock PLC	162,357	6,803,906
		24,015,327
Israel–0.01%
Elbit Systems Ltd.	169	86,156
		86,156
Japan–3.52%
Denso Corp.	110,374	1,593,831
Ebara Corp.	358,800	8,207,867
Mitsubishi Electric Corp.	325,994	8,383,238
Mizuho Financial Group, Inc.	305,000	10,287,318
Renesas Electronics Corp.	115,598	1,333,537
Seven & i Holdings Co. Ltd.	103,184	1,389,183
Toyota Motor Corp.	79,221	1,526,458
		32,721,432
Netherlands–2.98%
Akzo Nobel NV	95,362	6,784,765
†Argenx SE	692	501,440
ASM International NV	9,917	5,947,275
ASML Holding NV	342	331,087
Heineken NV	104,350	8,137,259
ING Groep NV	231,979	6,012,239
		27,714,065
Norway–0.62%
Norsk Hydro ASA	858,677	5,816,551
		5,816,551
Portugal–0.58%
Galp Energia SGPS SA	287,322	5,431,022
		5,431,022
Republic of Korea–1.32%
†Samsung Biologics Co. Ltd.	70	49,742
Samsung Electronics Co. Ltd.	203,735	12,183,006
		12,232,748
LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–0.19%
DBS Group Holdings Ltd.	43,577	$1,727,946
		1,727,946
Sweden–0.74%
Securitas AB Class B	422,865	6,360,223
†Spotify Technology SA	694	484,412
		6,844,635
Switzerland–1.61%
Adecco Group AG	171,778	4,812,072
Cie Financiere Richemont SA Class A	8,183	1,558,373
Novartis AG ADR	15,393	1,973,998
Roche Holding AG	5,891	1,923,335
Swiss Re AG	25,419	4,695,514
		14,963,292
Taiwan–1.72%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	57,111	15,950,531
		15,950,531
Thailand–0.11%
†Sea Ltd. ADR	5,614	1,003,390
		1,003,390
United Kingdom–8.75%
†ARM Holdings PLC ADR	707	100,033
AstraZeneca PLC	85,241	12,819,109
Barratt Redrow PLC	996,430	5,225,043
BP PLC	307,620	1,761,404
BP PLC ADR	367,519	12,664,705
British American Tobacco PLC	27,996	1,486,117
CNH Industrial NV	538,562	5,843,398
Haleon PLC	375,016	1,676,489
†Klarna Group PLC	988	36,210
National Grid PLC	71,527	1,026,899
nVent Electric PLC	49,988	4,930,816
Reckitt Benckiser Group PLC	20,583	1,582,861
Rio Tinto PLC	23,668	1,555,744
Shell PLC	291,352	10,370,023
SSE PLC	343,790	8,052,051
Standard Chartered PLC	244,248	4,715,460
TechnipFMC PLC	3,539	139,614
Unilever PLC	123,172	7,288,774
		81,274,750
United States–57.02%
Abbott Laboratories	41,925	5,615,434
AbbVie, Inc.	19,592	4,536,332
†Adobe, Inc.	4,717	1,663,922
†Affirm Holdings, Inc.	1,750	127,890
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Air Products & Chemicals, Inc.	10,583	$2,886,196
Allstate Corp.	37,918	8,139,099
†Alnylam Pharmaceuticals, Inc.	526	239,856
Alphabet, Inc. Class A	94,607	22,998,962
†Amazon.com, Inc.	34,620	7,601,513
American Tower Corp.	7,889	1,517,212
Amphenol Corp. Class A	7,148	884,565
Analog Devices, Inc.	23,708	5,825,056
Apple, Inc.	45,317	11,539,068
Applied Materials, Inc.	12,625	2,584,842
†AppLovin Corp. Class A	4,161	2,989,845
ARES Management Corp. Class A	19,442	3,108,581
†Arista Networks, Inc.	4,941	719,953
AT&T, Inc.	451,606	12,753,353
†Axon Enterprise, Inc.	3,202	2,297,883
Baker Hughes Co.	1,687	82,191
Bank of America Corp.	29,881	1,541,561
Becton Dickinson & Co.	13,280	2,485,618
Blackrock, Inc.	1,339	1,561,100
†Bloom Energy Corp. Class A	2,574	217,683
Booking Holdings, Inc.	173	934,074
†Boston Scientific Corp.	3,472	338,971
Broadcom, Inc.	58,855	19,416,853
†Builders FirstSource, Inc.	40,058	4,857,032
†Cadence Design Systems, Inc.	4,323	1,518,497
Capital One Financial Corp.	6,410	1,362,638
Caris Life Sciences, Inc.	722	21,841
Carlisle Cos., Inc.	8,532	2,806,687
†Carvana Co.	1,038	391,575
Casey's General Stores, Inc.	4,674	2,642,306
Charles Schwab Corp.	154,780	14,776,847
†Charter Communications, Inc. Class A	5,595	1,539,212
Chevron Corp.	20,720	3,217,609
Cintas Corp.	19,115	3,923,545
†Circle Internet Group, Inc.	400	53,032
†Cloudflare, Inc. Class A	7,282	1,562,644
Colgate-Palmolive Co.	20,625	1,648,763
†Corcept Therapeutics, Inc.	705	58,593
CRH PLC	87,688	10,477,038
†Crowdstrike Holdings, Inc. Class A	694	340,324
Crown Holdings, Inc.	68,126	6,580,290
CVS Health Corp.	21,662	1,633,098
Danaher Corp.	11,630	2,305,764
Delta Air Lines, Inc.	127,199	7,218,543
†DoorDash, Inc. Class A	4,339	1,180,165
†Doximity, Inc. Class A	6,935	507,295
LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
DR Horton, Inc.	10,663	$1,807,059
Ecolab, Inc.	12,263	3,358,345
Elevance Health, Inc.	3,381	1,092,469
Eli Lilly & Co.	6,978	5,324,214
EOG Resources, Inc.	13,715	1,537,726
Erie Indemnity Co. Class A	5,658	1,800,149
Exxon Mobil Corp.	20,175	2,274,731
Ferguson Enterprises, Inc.	39,988	8,980,505
Fidelity National Information Services, Inc.	118,898	7,840,134
†Figma, Inc. Class A	283	14,679
†Figure Technology Solutions, Inc. Class A	494	17,967
†Fiserv, Inc.	11,387	1,468,126
Freeport-McMoRan, Inc.	120,285	4,717,578
GE Vernova, Inc.	695	427,356
†GeneDx Holdings Corp.	849	91,471
General Dynamics Corp.	13,414	4,574,174
Global Payments, Inc.	11,831	982,919
†Guardant Health, Inc.	5,218	326,021
†Guidewire Software, Inc.	1,043	239,744
HCA Healthcare, Inc.	17,789	7,581,672
†HealthEquity, Inc.	707	67,002
†HeartFlow, Inc.	1,066	35,882
Hewlett Packard Enterprise Co.	207,506	5,096,347
†Hinge Health, Inc. Class A	1,833	89,964
Honeywell International, Inc.	19,473	4,099,066
†HubSpot, Inc.	86	40,231
†ICON PLC	31,600	5,530,000
†IDEXX Laboratories, Inc.	177	113,084
†Insmed, Inc.	2,603	374,858
Intercontinental Exchange, Inc.	28,726	4,839,756
International Paper Co.	35,249	1,635,554
Intuit, Inc.	869	593,449
†Intuitive Surgical, Inc.	3,471	1,552,335
Johnson & Johnson	26,357	4,887,115
Johnson Controls International PLC	43,243	4,754,568
JPMorgan Chase & Co.	30,889	9,743,317
†Karman Holdings, Inc.	3,342	241,292
Kellanova	7,864	645,005
†Kestra Medical Technologies Ltd.	635	15,088
KeyCorp	502,614	9,393,856
KLA Corp.	868	936,225
†Kratos Defense & Security Solutions, Inc.	7,838	716,158
Lam Research Corp.	7,114	952,565
†Legence Corp. Class A	1,318	40,608
†Life360, Inc.	1,932	205,372
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Ligand Pharmaceuticals, Inc.	688	$121,872
Linde PLC	15,829	7,518,775
Lowe's Cos., Inc.	18,660	4,689,445
Marsh & McLennan Cos., Inc.	11,276	2,272,452
Mastercard, Inc. Class A	5,885	3,347,447
McCormick & Co., Inc.	25,457	1,703,328
McDonald's Corp.	16,943	5,148,808
Merck & Co., Inc.	18,038	1,513,929
Meta Platforms, Inc. Class A	7,793	5,723,023
Micron Technology, Inc.	26,733	4,472,966
Microsoft Corp.	63,434	32,855,640
Mondelez International, Inc. Class A	23,345	1,458,362
Monolithic Power Systems, Inc.	869	800,036
Morgan Stanley	37,787	6,006,622
Nasdaq, Inc.	60,708	5,369,623
†Natera, Inc.	5,224	840,907
†Netflix, Inc.	1,508	1,807,971
NextEra Energy, Inc.	34,096	2,573,907
NIKE, Inc. Class B	16,673	1,162,608
NVIDIA Corp.	65,778	12,272,859
†Oceaneering International, Inc.	1,794	44,455
Oracle Corp.	34,833	9,796,433
†Palantir Technologies, Inc. Class A	4,326	789,149
†Palo Alto Networks, Inc.	6,942	1,413,530
Parker-Hannifin Corp.	4,176	3,166,034
PepsiCo, Inc.	22,714	3,189,954
PNC Financial Services Group, Inc.	34,033	6,838,251
Procter & Gamble Co.	27,578	4,237,360
Quanta Services, Inc.	525	217,571
†Reddit, Inc. Class A	1,196	275,068
†Robinhood Markets, Inc. Class A	5,288	757,136
†ROBLOX Corp. Class A	6,945	962,021
†Rocket Lab Corp.	3,397	162,750
†Roku, Inc.	718	71,893
Roper Technologies, Inc.	11,741	5,855,119
Ross Stores, Inc.	24,961	3,803,807
RTX Corp.	36,488	6,105,537
Salesforce, Inc.	84	19,908
Schlumberger NV	26,558	912,798
†ServiceNow, Inc.	1,909	1,756,815
†ServiceTitan, Inc. Class A	2,796	281,921
Sherwin-Williams Co.	5,967	2,066,133
†Snowflake, Inc. Class A	879	198,258
STERIS PLC	9,931	2,457,327
Stryker Corp.	18,522	6,847,028
†Symbotic, Inc.	781	42,096
LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Synopsys, Inc.	2,259	$1,114,568
†Tempus AI, Inc.	1,913	154,398
†Tesla, Inc.	5,193	2,309,431
Texas Instruments, Inc.	34,578	6,353,016
T-Mobile U.S., Inc.	25,207	6,034,052
†Toast, Inc. Class A	3,541	129,282
Tractor Supply Co.	24,948	1,418,793
Tradeweb Markets, Inc. Class A	6,589	731,247
†Trimble, Inc.	526	42,948
†Tyler Technologies, Inc.	343	179,444
†Uber Technologies, Inc.	3,834	375,617
Union Pacific Corp.	3,784	894,424
†Veeva Systems, Inc. Class A	1,739	518,065
Verisk Analytics, Inc.	332	83,501
Visa, Inc. Class A	27,971	9,548,740
Walmart, Inc.	69,902	7,204,100
Walt Disney Co.	12,139	1,389,916
Wells Fargo & Co.	114,329	9,583,057
West Pharmaceutical Services, Inc.	7,963	2,088,934
WW Grainger, Inc.	3,714	3,539,293
Zimmer Biomet Holdings, Inc.	60,277	5,937,284
		529,845,729
Uruguay–0.17%
†MercadoLibre, Inc.	693	1,619,500
		1,619,500
Total Common Stock (Cost $533,435,795)		872,487,488
ΔWARRANT–0.00%
Canada–0.00%
†=Constellation Software, Inc. exp 3/31/40 exercise price CAD 1.0000	236	0
Total Warrant (Cost $0)		0

	Principal Amount°	Value (U.S. $)
ΔCORPORATE BOND–0.03%
United States–0.03%
Michaels Cos., Inc. 7.88% 5/1/29	350,000	$292,250
Total Corporate Bond (Cost $231,452)		292,250
ΔLOAN AGREEMENTS–0.23%
United States–0.23%
•CoreLogic, Inc. 7.78% (1 mo. USD Term SOFR + 3.50%) 6/2/28	417,027	416,635
•Michaels Cos., Inc. 8.51% (3 mo. USD Term SOFR + 4.25%) 4/17/28	739,104	696,606
•Neptune Bidco U.S., Inc.
9.18% (3 mo. USD Term SOFR + 4.75%) 4/11/29	495,788	470,999
9.43% (3 mo. USD Term SOFR + 5.00%) 4/11/29	509,929	484,881
Total Loan Agreements (Cost $1,993,796)		2,069,121

	Number of Shares
MONEY MARKET FUND–6.11%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.09%)	56,775,201	56,775,201
Total Money Market Fund (Cost $56,775,201)		56,775,201

	Principal Amount°
SHORT-TERM INVESTMENT–0.02%
U.S. TREASURY OBLIGATIONS–0.02%
≠U.S. Treasury Bills 0.01% 10/9/25	200,000	199,819
		199,819
Total Short-Term Investment (Cost $199,821)		199,819

TOTAL INVESTMENTS–100.28% (Cost $592,636,065)	931,823,879
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.28%)	(2,584,013)
NET ASSETS APPLICABLE TO 21,467,292 SHARES OUTSTANDING–100.00%	$929,239,866

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

≠The rate shown is the effective yield at the time of purchase.

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
26	CME British Pound Currency Futures	$2,185,788	$2,201,138	12/15/25	$—	$(15,350)
24	CME Euro Foreign Exchange Currency Futures	3,537,600	3,532,983	12/15/25	4,617	—
30	CME Japanese Yen Currency Futures	2,555,250	2,569,579	12/15/25	—	(14,329)
					4,617	(29,679)
Equity Contracts:
59	CME E-mini S&P 500 Index Futures	19,879,312	19,453,065	12/19/25	426,247	—
18	CME E-mini S&P MidCap 400 Index Futures	5,915,160	5,926,364	12/19/25	—	(11,204)
56	Eurex EURO STOXX 50 Futures	3,643,032	3,539,398	12/19/25	103,634	—
17	FTSE 100 Index Futures	2,150,864	2,131,742	12/19/25	19,122	—
9	OSE Nikkei 225 Index Futures	2,738,006	2,631,502	12/11/25	106,504	—
					655,507	(11,204)
Total Futures Contracts					$660,124	$(40,883)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
CAD–Canadian Dollar
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SOFR–Secured Overnight Financing Rate
LVIP Franklin Templeton Global Equity Managed Volatility Fund–5